Combined Statements of Earnings - USD ($) shares in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	$ 2,031.1	$ 2,085.5	$ 2,844.5	$ 2,810.9	$ 2,785.4
Cost of sales	(907.4)	(905.9)	(1,242.7)	(1,189.7)	(1,184.3)
Gross profit	1,123.7	1,179.6	1,601.8	1,621.2	1,601.1
Operating costs:
Selling, general and administrative expenses	(804.9)	(820.4)	(1,131.4)	(1,062.2)	(1,055.5)
Research and development expenses	(119.3)	(128.4)	(172.0)	(172.4)	(142.8)
Operating profit	199.5	230.8	298.4	386.6	402.8
Nonoperating income (expense):
Other income	1.6	1.9
Interest Expense	(0.2)	0.0
Nonoperating income (expense), net			2.7	0.1	(1.1)
Earnings before income taxes	200.9	232.7	301.1	386.7	401.7
Income taxes	(39.4)	(53.2)	(70.4)	(85.6)	(129.7)
Net earnings	$ 161.5	$ 179.5	$ 230.7	$ 301.1	$ 272.0
Net earnings per share:
Basic (in USD per share)	$ 1.25	$ 1.40
Diluted (in USD per share)	1.25	1.40
Basic and diluted EPS (in USD per share)	$ 1.25	$ 1.40	$ 1.80	$ 2.35	$ 2.13
Average common stock and common equivalent shares outstanding:
Basic (in shares)	128.8	127.9
Diluted (in shares)	128.8	127.9
Basic and diluted (in shares)	128.8	127.9	127.9